Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of earnings per share, basic and diluted [Abstract]
Net loss for basic and diluted net loss per share of common stock	$ (7,050,755)	$ (3,181,596)	$ (2,243,234)
Weighted average common stock outstanding – basic and diluted	24,504,462	20,385,574	20,013,288
Net loss per common share - basic and diluted	$ (0.29)	$ (0.16)	$ (0.11)